Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. PROPERTY AND EQUIPMENT, NET
Property and equipment, net is comprised of the following (in thousands):

	December 31,
	2024	2023
Laboratory equipment	$4,590	$4,510
Office equipment, furniture and fixtures	281	405
Construction in progress	—	38
Leasehold improvements	25	25

	4,896	4,978
Less: accumulated depreciation	(2,745)	(1,856)

Property and equipment, net	$2,151	$3,122

Depreciation expense was $1.2 million and $1.0 million for the years ended December 31, 2024 and 2023, respectively, and is primarily attributable to research and development activities.